SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2025	Feb. 28, 2025	May 31, 2025
Subsequent Event [Line Items]
Purchase of bitcoin total consideration	$ 0.4
Share Repurchase Program, Authorized, Amount			$ 5.0
Mehana Capital LLC [Member]
Subsequent Event [Line Items]
Issuance of common stock as incentive shares, shares		860,435